Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (Fair Value, Measurements, Recurring [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Contingent consideration	$ (26,303)	$ (25,193)
Derivative Assets (Liabilities)	(4,502)	(23,004)
Total	(30,805)	(48,197)
Fair Value, Inputs, Level 2 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Derivative Assets (Liabilities)	(6,159)	(23,004)
Total	(6,159)	(23,004)
Fair Value, Inputs, Level 3 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Contingent consideration	(26,303)	(25,193)
Derivative Assets (Liabilities)	1,657
Total	(24,646)	(25,193)
Foreign currency forward contracts [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Derivative Assets (Liabilities)	5,374	2,568
Foreign currency forward contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Derivative Assets (Liabilities)	5,374	2,568
Interest rate swap contracts [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Derivative Assets (Liabilities)	(11,533)	(25,572)
Interest rate swap contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Derivative Assets (Liabilities)	(11,533)	(25,572)
Contingent call option, 2019 Notes [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Derivative Assets (Liabilities)	1,657
Contingent call option, 2019 Notes [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Derivative Assets (Liabilities)	$ 1,657